ORGANIZATION AND BUSINESS	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

1. ORGANIZATION AND BUSINESS

PicoCELA Inc. (“PicoCELA”) (the “Company,” “we,” and “our”) is engaged in the manufacturing, installation, and services for enterprise wireless mesh solutions. PicoCELA backhaul engine (PBE) is a patented enterprise-grade wireless mesh technology which is used in cable-free connections in a variety of devices and equipment by customers across different industries, such as construction, industrial manufacturing, parks, malls, and various venues located in Japan. As of the date of this annual report, we solely operate in Japan. The Company has PicoManager, a Cloud mesh network management service which helps managing and monitoring the connectivity of the wireless mesh Wi-Fi access points. The Company is focused on developing and providing technology that enables high density and cableless connections for mobile communications and information processing.